Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
LEASES
13.	LEASES

Operating leases as lessee

As of December 31, 2025 and 2024, the Company has operating leases recorded on its consolidated balance sheets for certain office spaces and warehouses that expire on various dates through 2044. The Company terminated leases for certain facilities with lower usage, the termination of the leases reduced operating ROU assets of approximately $2.1 million and operating lease liabilities of approximately $2.1 million, respectively, during such periods. The Company does not plan to cancel the remaining existing lease agreements for its existing facilities prior to their respective expiration dates. When determining the lease term, the Company considers options to extend or terminate the lease when it is reasonably certain that it will exercise or not exercise that option. The Company’s lease arrangements may contain both lease and non-lease components. The Company has separately accounted for lease and non-lease components based on their nature. Payments under the Company’s lease arrangement are fixed.

The following table shows ROU assets and lease liabilities, and the associated financial statement line items:

	As of December 31, 2025	As of December 31, 2024

Assets
Operating lease right-of-use assets, net	$5,720	$9,918

Liabilities
Operating lease liabilities, current	$2,669	$4,218
Operating lease liabilities, non-current	$2,156	$4,719

Weighted average remaining lease term (in years)	2.58	3.25
Weighted average discount rate per annum (%)	5.84	5.84

Information related to operating lease activities during the years ended December 31, 2025, 2024 and 2023 is set forth follows:

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023

Operating lease right-of-use assets extinguished in exchange for lease liabilities	$(181)	$(2,115)	$(1,347)

Operating lease expense
Amortization of operating lease right-of-use assets	4,172	5,796	8,096
Interest of operating lease liabilities	432	785	1,241
Total	$4,604	$6,581	$9,337

Maturities of lease liabilities were as follows:

Twelve months ending December 31,	Lease Liabilities
2026	$2,746
2027	1,342
2028	496
2029	216
2030	183
Thereafter	250
Total lease payments	5,233
Less: imputed interest	(408)
Total	$4,825